SCHEDULE OF DISAGGREGATION OF REVENUE BY SERVICE TYPE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 234,927	$ 203,249	$ 447,353	$ 402,548
Production Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	152,670	139,034	289,437	272,224
Drilling and Evaluation Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 82,257	$ 64,215	$ 157,916	$ 130,324